Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities

	At December 31,
	2020	2019
Non-current
Concession fee payable (1)	655,221	777,093
Advances from customers	15,469	21,437
Provisions for legal claims (4)	4,251	5,319
Provision for maintenance costs (2)	17,081	20,034
Other taxes payable	1,139	2,548
Employee benefit obligation (3)	8,694	8,079
Salary payable	721	488
Other liabilities with related parties (Note 27)	1,398	1,726
Other payables	24,772	11,686
	728,746	848,410
Current
Concession fee payable (1)	86,483	120,578
Other taxes payable	23,033	22,956
Salary payable	22,061	37,976
Other liabilities with related parties (Note 27)	7,143	5,812
Advances from customers	4,522	4,848
Provision for maintenance cost (2)	10,114	8,887
Expenses provisions	2,018	1,934
Provisions for legal claims (4)	932	1,159
Other payables (*)	24,507	25,972
	180,813	230,122

(1) The most significant amounts included in Concession fee payable line are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroporto de São Gonçalo do Amarante S.A.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2020	2019
Balances at the beginning of the year	28,921	29,097
Accrual of the year	2,303	3,134
Use of the provision	(6,300)	(2,750)
Translation differences and inflation adjustment	2,271	(560)
Balances at the end of the year	27,195	28,921

(3) TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.

(4) Changes in the year of the provision for legal claims is as follows:

	2020	2019
Balances at the beginning of the year	6,478	9,683
Accrual of the year	1,488	1,153
Use of the provision	(1,962)	(3,485)
Translation differences and inflation adjustment	(821)	(873)
Balances at the end of the year	5,183	6,478

Schedule of maturity of the other liabilities

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2020	180,934	106,290	239,243	1,730,532	2,256,999
At December 31, 2019	230,181	90,917	275,982	1,867,441	2,464,521

Schedule of changes in the year of the concession fee payable

	2020	2019
Balances at the beginning of the year	897,671	907,954
Concession fee payable due to concession extension	—	4,359
Financial result	75,211	88,488
Concession fees	59,331	146,884
Payments (*)	(59,171)	(208,310)
Payments in advance	—	(3,595)
Re-equilibrium compensation (Note 8)	(35,326)	—
Translation differences and inflation adjustment	(196,012)	(38,109)
Balances at the end of the year	741,704	897,671

Schedule of changes in the year of the Provision for maintenance costs

	2020	2019
Balances at the beginning of the year	28,921	29,097
Accrual of the year	2,303	3,134
Use of the provision	(6,300)	(2,750)
Translation differences and inflation adjustment	2,271	(560)
Balances at the end of the year	27,195	28,921

Schedule of changes of the provision

	2020	2019
Balances at the beginning of the year	8,079	8,038
Actuarial gain/loss (in other comprehensive income)	19	227
Interest for services	99	136
Service Cost	372	304
Amounts paid in the year	(467)	(495)
Translation differences and inflation adjustment	592	(131)
At the end of the year	8,694	8,079

Schedule of changes in the year of the provision for legal claims

	2020	2019
Balances at the beginning of the year	6,478	9,683
Accrual of the year	1,488	1,153
Use of the provision	(1,962)	(3,485)
Translation differences and inflation adjustment	(821)	(873)
Balances at the end of the year	5,183	6,478

Toscana Aeroporti S.p.a.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25) %	2.5%	(2.5) %
Provision for salary payable	6,704	7,392	7,133	6,940	6,877	7,104

Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,530	1,718	1,720	1,528	1,588	1,656